BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Oct. 24, 2023	Oct. 18, 2023	Oct. 11, 2023	Dec. 31, 2022
Ordinary shares, par value (in dollars per share)			$ 0.0001
Learn CW Investment Corporation
Ordinary Shares subject to possible redemption (in shares)	9,338,421	9,338,421				23,000,000
Temporary Equity, Par or Stated Value Per Share	$ 10.88	$ 10.71				$ 10.24
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001
Preferred units authorized (in shares)	1,000,000	1,000,000				1,000,000
Preferred units outstanding (in shares)	0	0				0
Class A Units
Ordinary shares, shares authorized (in shares)	10,975,000	10,975,000				10,975,000
Common units issued (in shares)	10,875,000	10,875,000				10,875,000
Common units outstanding (in shares)	10,875,000	10,875,000				10,875,000
Class A Units | Learn CW Investment Corporation
Ordinary Shares subject to possible redemption (in shares)	9,338,421	9,338,421				23,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000				200,000,000
Common units issued (in shares)		0				0
Common units outstanding (in shares)	0	0				0
Class B Ordinary Shares | Learn CW Investment Corporation
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000				20,000,000
Common units issued (in shares)	5,750,000	5,750,000				5,750,000
Common units outstanding (in shares)	5,750,000	5,750,000				5,750,000